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                           BARR ROSENBERG SERIES TRUST

                  AXA Rosenberg U.S. Small Capitalization Fund
                        AXA Rosenberg U.S. Discovery Fund
                  AXA Rosenberg U.S. Large Capitalization Fund
                         AXA Rosenberg Enhanced 500 Fund
                     AXA Rosenberg International Equity Fund
              AXA Rosenberg International Small Capitalization Fund
                           AXA Rosenberg European Fund
                   AXA Rosenberg U.S. Long/Short Equity Fund
       AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund
                   AXA Rosenberg Value Long/Short Equity Fund
                   AXA Rosenberg Global Long/Short Equity Fund

                        Supplement dated November 7, 2003
                                       to
     Prospectus and Statement of Additional Information dated July 31, 2003

     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus and Statement of Additional Information.

     Effective immediately, the Barr Rosenberg Series Trust will no longer be offering Class A, B or C shares of any of its funds. The Prospectus and Statement of Additional Information are hereby amended accordingly.